FILED PURSUANT TO RULE 497(E)
                                                     REGISTRATION NO. 333-141582

                               THE 787 FUND, INC.

                GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

                SUPPLEMENT DATED NOVEMBER 4, 2009, TO THE FUND'S
                      PROSPECTUS DATED FEBRUARY 27, 2009.

Effective immediately, the following information replaces the "Shareholder Fees" section of the fee table in the "Fees and Expenses of the Fund" section of the prospectus on page 7.

                                                       Class A         Class B           Class C           Class Y
                                                       Shares          Shares*           Shares            Shares
                                                       ------          -------           ------            ------
SHAREHOLDER FEES
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)..........      5.75%(1)         None              None              None
Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption price)(5).....       None(2)        5.00%(3)           1.00%(4)          None
Redemption Fees
    (as a percentage of amount redeemed for
     shares held 7 days or less) payable to the
     Fund........................................        2.00%         2.00%              2.00%            2.00%


* Class B Shares are no longer available for new investments, except through reinvestment of dividends or capital gains.

(1)  The sales charge declines as the amount invested increases.


(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within eighteen months of such purchase may be subject to a deferred sales charge of 1.00%. See "Classes of Shares".

(3) This sales charge is imposed if you redeem Class B Shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within seventy-two months of purchase. Class B shares automatically convert to Class A shares about ninety-six months after purchase. See "Classes of Shares."

(4) This sales charge is imposed if you redeem Class C shares within twelve months after purchase. See "Classes of Shares."

(5) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower for Class A, Class B or Class C shares.